Organization and Description of Business (Tables)	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Company and Subsidiaries

As of September 30, 2025, the Company’s subsidiaries are detailed in the table as follows:

Name	Place of Incorporation	Date of Incorporation	Ownership %	Principal activity
Ponte Fides Company Limited	British Virgin Islands	February 6, 2024	100	Investment holding
QBS System Limited	Hong Kong	April 14, 2011	100	Provision of Internet of Things (“IoT”) solutions and services